INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.   INTANGIBLE ASSETS

	Weighted Average		Accumulated
December 31, 2016	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.8%	1,388	607	781
Natural gas supply opportunities	3.2%	435	127	308
Power purchase agreements	3.2%	100	14	86
Customer relationships	3.0%	251	4	247
Land leases, permits and other	4.8%	213	62	151

		2,387	814	1,573

	Weighted Average		Accumulated
December 31, 2015	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	11.6%	1,295	516	779
Natural gas supply opportunities	4.0%	484	122	362
Power purchase agreements	3.8%	94	11	83
Land leases, permits and other	4.2%	163	39	124

		2,036	688	1,348

Total amortization expense for intangible assets was $177 million (2015 - $158 million; 2014 - $106 million) for the year ended December 31, 2016. The Company expects amortization expense for intangible assets for the years ending December 31, 2017 through 2021 of $198 million, $178 million, $159 million, $143 million and $129 million, respectively.